COMMITMENTS AND CONTINGENCIES (Details)	Mar. 31, 2023 USD ($)
Other Commitments [Line Items]
Total	$ 69,576,403
Less than1 year	68,220,492
1-3 years	1,280,727
3-5 years	75,184
More than 5 years	0
Lease Commitment [Member]
Other Commitments [Line Items]
Total	760,243
Less than1 year	230,889
1-3 years	454,170
3-5 years	75,184
More than 5 years	0
M T M Animation Acquisition [Member]
Other Commitments [Line Items]
Total	133,002
Less than1 year	73,890
1-3 years	59,112
3-5 years	0
More than 5 years	0
Repayment Of Other Loan Payable [Member]
Other Commitments [Line Items]
Total	1,279,075
Less than1 year	511,630
1-3 years	767,445
3-5 years	0
More than 5 years	0
Repayment Of Bank Loans [Member]
Other Commitments [Line Items]
Total	47,694,700
Less than1 year	47,694,700
1-3 years	0
3-5 years	0
More than 5 years	0
Liabilities On Assets Held For Sale [Member]
Other Commitments [Line Items]
Total	19,709,383
Less than1 year	19,709,383
1-3 years	0
3-5 years	0
More than 5 years	$ 0